SERIES A PREFERRED STOCK ISSUED FOR SERVICES (Details) - shares	Sep. 26, 2015	Jun. 03, 2015	Feb. 02, 2015
SERIES A PREFERRED STOCK ISSUED FOR SERVICES DETAILS
Company issued shares of Series A preferred stock to a Director for services	4,000,000	1,000,000
Each share of Series A preferred stock shall have votes	1,000	1,000
2015 EQUITY INCENTIVE PLAN
Total of shares of common stock are reserved for issuance under the 2015 Plan			11,000,000